Revolving Credit Agreement (Details Textual) - USD ($)				1 Months Ended	12 Months Ended
	Dec. 09, 2016	Mar. 11, 2016	Apr. 14, 2015	Sep. 30, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 22, 2017	Oct. 31, 2016	Oct. 30, 2016	Oct. 21, 2015	Sep. 28, 2012
Revolving Credit Agreement (Textual) [Abstract]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 400,000	$ 800,000			$ 1,190,000	$ 1,151,000	$ 590,000
Senior unsecured notes payable					573,924,000	$ 391,254,000
Repayments of borrowings under Credit Agreement					$ 120,000,000
Repay deficit in agreement Period					6 months
Borrowings under Credit Agreement					$ 0
Borrowings interest rate			50.00%
Outstanding letters of credit					800,000
Deferred loan costs					1,300,000
Proceeds from Issuance or Sale of Equity	181,500,000
Third amended credit agreement [Member]
Revolving Credit Agreement (Textual) [Abstract]
Company amended and restated its senior secured revolving credit agreement				September 28, 2012
Senior secured revolving credit maximum facility									$ 400,000,000	$ 300,000,000		$ 400,000,000
Maximum borrowing capacity, amended					$ 500,000,000
Debt to EBITDA ratio covenant					4.25
Percentage of reserves required to maintain					100.00%
Subsequent Event [Member]
Revolving Credit Agreement (Textual) [Abstract]
Borrowings under Credit Agreement								$ 0
Outstanding letters of credit								$ 800,000
LIBOR rate [Member] | Third amended credit agreement [Member]
Revolving Credit Agreement (Textual) [Abstract]
Borrowings interest rate					1.00%
Maximum [Member] | Third amended credit agreement [Member]
Revolving Credit Agreement (Textual) [Abstract]
Commitment fee percentage					0.50%
Minimum [Member] | Third amended credit agreement [Member]
Revolving Credit Agreement (Textual) [Abstract]
Commitment fee percentage					0.375%
Minimum [Member] | Base rate loan [Member]
Revolving Credit Agreement (Textual) [Abstract]
Additional interest rate					0.50%
Eurodollar [Member] | Maximum [Member] | Third amended credit agreement [Member]
Revolving Credit Agreement (Textual) [Abstract]
Additional interest rate					2.50%
Eurodollar [Member] | Minimum [Member] | Third amended credit agreement [Member]
Revolving Credit Agreement (Textual) [Abstract]
Additional interest rate					1.50%
Unsecured Debt [Member] | Senior Notes Due 2023 [Member]
Revolving Credit Agreement (Textual) [Abstract]
Senior unsecured notes payable	$ 175,000,000		$ 400,000,000
Stated interest rate			6.875%								6.875%
Maturity date			Apr. 15, 2023
Percentage of principal amount redeemed			35.00%
Effective interest rate					5.50%
Percentage of aggregate principal amount of notes outstanding after redemption			65.00%
Percentage of principal amount outstanding			25.00%
Period of default when due of interest			30 days
Period after notice to comply with reporting obligations			180 days
Period after notice to comply with agreements in indenture			60 days
Aggregate principal amount related to payment defaults or accelerations			$ 25,000,000.0
Amount of failure to pay final judgments			$ 25,000,000.0
Period for failure to pay final judgments			60 days
Federal Funds Effective Rate [Member] | Third amended credit agreement [Member]
Revolving Credit Agreement (Textual) [Abstract]
Borrowings interest rate					0.50%
Base rate loan [Member] | Maximum [Member] | Third amended credit agreement [Member]
Revolving Credit Agreement (Textual) [Abstract]
Additional interest rate					1.50%
Debt Redemption, 2018 [Member] | Unsecured Debt [Member] | Senior Notes Due 2023 [Member]
Revolving Credit Agreement (Textual) [Abstract]
Redemption Price			105.156%
Percentage of principal amount redeemed	105.50%		106.875%
Debt Redemption, 2019 [Member] | Unsecured Debt [Member] | Senior Notes Due 2023 [Member]
Revolving Credit Agreement (Textual) [Abstract]
Redemption Price			103.438%
Debt Redemption, 2020 [Member] | Unsecured Debt [Member] | Senior Notes Due 2023 [Member]
Revolving Credit Agreement (Textual) [Abstract]
Redemption Price			101.719%
Debt Redemption, 2021 and thereafter [Member] | Unsecured Debt [Member] | Senior Notes Due 2023 [Member]
Revolving Credit Agreement (Textual) [Abstract]
Redemption Price			100.00%